International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income:
Other interest income	$ 191	$ 115	$ 503
Expenses:
Interest expense (Debentures)	4,264	4,665	6,595
Income before federal income taxes and equity in undistributed net income of subsidiaries	229,938	182,590	158,400
Income tax expense (benefit)	76,787	56,239	50,565
Net income	153,151	126,351	107,835
Preferred stock dividends and discount accretion			14,362
Net income available to common shareholders	153,151	126,351	93,473
Parent Company
Income:
Dividends from subsidiaries	71,389	30,000	229,250
Interest income on notes receivable	15	18	27
Interest income on other investments	6,862	12,301	6,759
Other interest income			18
Other	1,923	26	686
Total income	80,189	42,345	236,740
Expenses:
Interest expense (Debentures)	4,264	4,665	6,595
Other	1,099	1,889	3,867
Total expenses	5,363	6,554	10,462
Income before federal income taxes and equity in undistributed net income of subsidiaries	74,826	35,791	226,278
Income tax expense (benefit)	1,370	2,529	(738)
Income before equity in undistributed net income of subsidiaries	73,456	33,262	227,016
Equity in undistributed (distributed) net income of subsidiaries	79,695	93,089	(119,181)
Net income	153,151	126,351	107,835
Preferred stock dividends and discount accretion			14,362
Net income available to common shareholders	$ 153,151	$ 126,351	$ 93,473